Consolidated Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
EXPENSES
Accounting and audit	$ 533	$ 406
Amortization	15	20
Filing and transfer agent fees	254	290
Foreign exchange loss (gain)	72	(349)
General office expenses	843	755
Legal	468	309
Management compensation and consulting fees	2,697	2,521
Mining taxes and other property costs	1,121	1,091
Share based payment expense	2,109	2,268
Shareholder relations	456	539
Travel	312	324
	8,880	8,174
INTEREST INCOME	3,118	1,755
GAIN ON SALE OF EXPLORATION AND EVALUATION ASSETS, NET OF TRANSACTION COSTS	1,151
CHANGE IN FAIR VALUE OF WARRANTS	(622)	342
EQUITY PICK UP FROM ASSOCIATE	227	308
LOSS FOR THE YEAR BEFORE INCOME TAX	(5,006)	(5,769)
DEFERRED INCOME TAX EXPENSE	(796)	(728)
LOSS FOR THE YEAR	(5,802)	(6,497)
Items that will not be reclassified subsequently to profit or loss:
UNREALIZED (LOSS) GAIN ON EQUITY SECURITIES, NET OF TAXES	(1,895)	332
TOTAL COMPREHENSIVE LOSS	$ (7,697)	$ (6,165)
BASIC AND DILUTED LOSS PER SHARE (in dollars per share)	$ (0.07)	$ (0.08)
BASIC AND DILUTED (in shares)	85,519,481	81,184,386